CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Current liabilities	¥ 1,729,134	$ 247,262	¥ 1,937,894
Non-current liabilities	¥ 52,522	$ 7,511	¥ 79,238
Class A ordinary shares
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	73,146,779	73,146,779	74,845,398
Common stock, shares outstanding	73,146,779	73,146,779	74,845,398
Class B ordinary shares
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	150,386,517	150,386,517	150,386,517
Common stock, shares outstanding	150,386,517	150,386,517	150,386,517
VIEs | Nonrecourse
Current liabilities | ¥	¥ 719,725		¥ 884,541
Non-current liabilities | ¥	¥ 32,364		¥ 42,431